INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES
17. INVENTORIES

	At December 31,
	2022	2021
	(€ thousand)
Raw materials	142,430	99,382
Semi-finished goods	145,459	121,201
Finished goods	386,773	319,992
Total inventories	674,662	540,575

The increase in inventories is mainly due to higher car volumes and the start of production of new models.

The amount of inventory write-downs recognized as an expense within cost of sales during 2022 was €18,021 thousand (€9,392 thousand in 2021 and €21,155 thousand in 2020).

Changes in the provision for slow moving and obsolete inventories were as follows:

	2022	2021
	(€ thousand)
At January 1,	102,098	96,707
Provision	18,021	9,392
Use and other changes	(9,156)	(4,001)
At December 31,	110,963	102,098